FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  September 30, 2007

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                             Name:  Ronald J. Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                             674 Unionville Road, Suite 105
                             Kennett Square, PA  19348
                    -----------------------------------------



                         Form 13F File Number: 28-06433
                         ------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:  Ronald J. Juvonen

Reporting Manager:  Ronald J. Juvonen


Name:   Ronald J. Juvonen
       ---------------------

Title:  Managing Member
       ---------------------

Phone:  (610) 925-3480
       ---------------------


Signature, Place, and Date of Signing:

/s/ Ronald J. Juvonen            Kennett Square, PA          November 14, 2007
--------------------------      --------------------      ----------------------
[Signature]                         [City, State]                [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


                                 Report Summary


Number of Other Included Managers:           None

Form 13F Information Table Entry Total:      15

Form 13F Information Table Value Total:      $ 324,767 (thousands)

List of Other Included Managers:             None


                                                      FORM 13F INFORMATION TABLE


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    Column 1                  Column 2    Column 3   Column 4        Column 5          Column 6    Column 7         Column 8

                              TITLE OF                Value     SHARES OR  SH/ PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
  NAME OF ISSUER               CLASS      CUSIP    (x$1000)     PRIN. AMT. PRN CALL   DISCRETION   MANAGERS   SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ASPECT MEDICAL SYSTEMS, INC.   COM     045235108       22844       1683410  SH          SOLE                   1683410
BEACON ROOFING SUPPLY, INC.    COM     073685109       14392       1408200  SH          SOLE                   1408200
CARMAX, INC.                   COM     143130102       29289       1440684  SH          SOLE                   1440684
COSI, INC.                     COM     22122P101       13961       4034852  SH          SOLE                   4034852
ECLIPSYS CORP.                 COM     278856109       47983       2057609  SH          SOLE                   2057609
ESPEED, INC.                   CL A    296643109       36185       4242091  SH          SOLE                   4242091
FIRST ADVANTAGE CORPORATION    CL A    31845F100       11920        674621  SH          SOLE                    674621
GENTEX CORP.                   COM     371901109       42216       1969028  SH          SOLE                   1969028
HOUSTON WIRE & CABLE CO.       COM     44244K109       12936        714300  SH          SOLE                    714300
JACKSON HEWITT TAX SERVICE     COM     468202106         979         35000  SH          SOLE                     35000
NIC INC.                       COM     62914B100       23094       3327640  SH          SOLE                   3327640
RADISYS CORP.                  COM     750459109       27018       2170111  SH          SOLE                   2170111
SANDISK CORP.                  COM     80004C101       26424        479566  SH          SOLE                    479566
TD AMERITRADE HOLDING CORP.    COM     87236Y108       14530        797500  SH          SOLE                    797500
URBAN OUTFITTERS, INC.         COM     917047102         996         45667  SH          SOLE                     45667